Offerings - Offering: 1	Sep. 30, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	700,000
Proposed Maximum Offering Price per Unit | $ / shares	4.677
Maximum Aggregate Offering Price	$ 3,273,900
Fee Rate	0.01531%
Amount of Registration Fee	$ 501.23
Offering Note	This registration statement on Form S-8 covers an aggregate of (i) 700,000 shares (the “Shares”) of common stock, par value $0.01 per share (the “Common Stock”), of SINTX Technologies, Inc. (the “Registrant”), reserved for issuance pursuant to its SINTX Technologies, Inc. 2025 Equity Incentive Plan (the “Incentive Plan”), which was approved by shareholders on September 4, 2025, and (ii) pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), any additional shares of Common Stock that become issuable under the Incentive Plan by reason of any stock dividend, stock split, or other similar transaction.Represents unissued shares of Common Stock that may be issuable in the future pursuant to the Plan.Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act based upon the average of the high and low sales prices of the Registrant’s Common Stock as reported on the Nasdaq Capital Market on September 25, 2025.